Deconsolidation of subsidiary - Gain on the Disposal (Details) - CAD ($)		12 Months Ended
	Apr. 25, 2024	Aug. 31, 2024	Aug. 31, 2023
Less: EB Rental, Ltd. net assets at disposal
- EB Rental Ltd. share capital at disposal		$ (55,421,479)	$ (50,395,717)
Deficit		(65,609,357)	(51,548,737)
Less: Goodwill attributable to EB Rental, Ltd.			$ (9,680,941)
Total gain on deconsolidation date		$ 175,589
EB Rental, Ltd.
Deconsolidation of subsidiary
Consideration for disposal of subsidiary	$ 1,089,302
Less: EB Rental, Ltd. net assets at disposal
- EB Rental Ltd. share capital at disposal	(100)
Deficit	165,427
Net assets at disposal	(165,327)
Less: Goodwill attributable to EB Rental, Ltd.	(1,079,040)
Total gain on deconsolidation date	$ 175,589